ACQUISITIONS AND DIVESTITURES - Schedule of Statement of Operations Related to Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, net of income taxes				$ (27,616)
Fresh Vegetables [Member] | Discontinued Operations, Held-for-Sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, net	$ 266,007	$ 282,677	$ 853,802	879,131
Cost of sales	(237,433)	(267,732)	(764,054)	(850,671)
Gross profit	28,574	14,945	89,748	28,460
Selling, marketing, general and administrative expenses	(12,086)	(10,576)	(34,555)	(38,380)
Transaction and other operating costs	(856)	(3,223)	(1,570)	(10,042)
Disposal Group, Including Discontinued Operation, Gain on asset sale	0	0	(221)	0
Operating income (loss) from discontinued operations	15,632	1,146	53,402	(19,962)
Other income, net	9	344	894	750
Net interest expense	33	(1,560)	(1,620)	(4,766)
Income (loss) from discontinued operations before income taxes	15,674	(70)	52,676	(23,978)
Income tax expense	(8,986)	(1,427)	(19,988)	(3,496)
Income from discontinued operations attributable to noncontrolling interests	(304)	(175)	(337)	(142)
Income (loss) from discontinued operations, net of income taxes	$ 6,384	$ (1,672)	$ 32,351	$ (27,616)